Accounts Receivables, Net - Summary of Accounts Receivables (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 7,405,068	$ 1,549,711	$ 689,035
Less: allowance for credit losses	(262,444)	(13,726)	(14,884)	$ 0
Accounts receivable, net	$ 7,142,624	$ 1,535,985	$ 674,151